Consolidated Statements of Changes In Shareholders’ Equity - USD ($)	Shares	Share Subscription Receivables	Additional Paid-in Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive (Loss) Income	Total
Balance at Dec. 31, 2020	$ 12,354	$ (847,086)	$ 13,824,820	$ 877,886	$ 6,905,718	$ 500,598	$ 21,274,290
Balance (in Shares) at Dec. 31, 2020	12,354,040
Issuance of shares	$ 6,780		21,971,931				21,978,711
Issuance of shares (in Shares)	6,780,237
Net income (loss) for the year					(938,413)		(938,413)
Foreign currency translation adjustment						(640,974)	(640,974)
Appropriation to statutory reserves				38,262	(38,262)
Balance at Dec. 31, 2021	$ 19,134	(847,086)	35,796,751	916,148	5,929,043	(140,376)	41,673,614
Balance (in Shares) at Dec. 31, 2021	19,134,277
Net income (loss) for the year					1,896,188		1,896,188
Issuance of shares for acquisition	$ 3,826		5,937,795				5,941,621
Issuance of shares for acquisition (in Shares)	3,826,000
Foreign currency translation adjustment						(1,409,431)	(1,409,431)
Appropriation to statutory reserves				120,693	(120,693)
Balance at Dec. 31, 2022	$ 22,960	(847,086)	41,734,546	1,036,841	7,704,538	(1,549,807)	48,101,992
Balance (in Shares) at Dec. 31, 2022	22,960,277
Net income (loss) for the year					(9,579,760)		(9,579,760)
Issuance of shares for acquisition	$ 4,569		(513,597)				(509,028)
Issuance of shares for acquisition (in Shares)	4,569,095
Effect of discontinued operation on equity					6,630,199		6,630,199
Foreign currency translation adjustment						(86,450)	(86,450)
Appropriation to statutory reserves				(146,820)	146,820
Balance at Dec. 31, 2023	$ 27,529	$ (847,086)	$ 41,220,949	$ 890,021	$ 4,901,797	$ (1,636,257)	$ 44,556,953
Balance (in Shares) at Dec. 31, 2023	27,529,372